Risks and concentration - Credit risk (Details) $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)
Risks and Concentration
Cash and cash equivalents	$ 27,758			$ 21,298
Time deposits	1,430			2,091
Cash and cash equivalents | Geographic concentration risk | Singapore
Risks and Concentration
Cash and cash equivalents	12,322			9,619
Cash, insured amount		$ 100
Cash and cash equivalents | Geographic concentration risk | Hong Kong
Risks and Concentration
Cash and cash equivalents	4,972			6,290
Cash, insured amount			$ 800
Time deposits | Geographic concentration risk | Singapore
Risks and Concentration
Time deposits	$ 89			$ 2,091